Property, Plant and Equipment, Net	6 Months Ended
Mar. 31, 2023
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 8 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consists of the following:

	Useful life	March 31, 2023	September 30, 2022
Buildings	20 years	$7,760,602	$7,492,360
Machinery and equipment	5-10 years	1,980,998	77,932
Automobiles	3-5 years	76,664	1,912,525
Office and electric equipment	3-5 years	495,921	477,919
Subtotal		10,314,185	9,960,736
Less: accumulated depreciation		(6,169,825)	(5,710,098)
Property and equipment, net		$4,144,360	$4,250,638

Depreciation expense was $255,203 and $289,290 for the six months ended March 31, 2023 and 2022, respectively. Income (loss) from disposal of fixed assets amounted to $115 and ($1,011) for the six months ended March 31, 2023 and 2022, respectively.